ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities
	December 31, 2023	December 31, 2022
Accounts payable	$1,844	$750
Accrued liabilities	2,984	2,097
Total	$4,828	$2,847